CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ 757,000	$ (1,393,000)	$ (22,469,000)	$ (26,412,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Income from cash and investments held in trust account			(8,000)	(4,000)
Change in fair value of warrants subject to forfeiture	4,626,000
Changes in operating assets and liabilities:
Income taxes payable	(83,000)		255,000	57,000
Net cash used in operating activities	(14,413,000)	(1,480,000)	(8,827,000)	(18,087,000)
Cash flows from investing activities:
Net cash used in investing activities		(118,000)	(331,000)	(903,000)
Cash flows from financing activities:
Net cash provided by financing activities	30,274,000	552,000	8,149,000	19,273,000
Net increase (decrease) in cash and cash equivalents	15,864,000	(1,098,000)	(1,140,000)	147,000
Cash and cash equivalents at beginning of year	258,000	1,398,000	1,398,000	1,251,000
Cash and cash equivalents cash at end of year	16,122,000	300,000	258,000	1,398,000
CONCORD ACQUISITION CORP III
Cash flows from operating activities:
Net loss			(1,995,754)	24,256,284
Adjustments to reconcile net loss to net cash used in operating activities:
Income from cash and investments held in trust account			(6,795,482)	(5,091,197)
Change in fair value of warrants subject to forfeiture			2,913,800	(21,332,800)
Recovery of offering costs attributable to warrant liability			(372,678)
Changes in operating assets and liabilities:
Expense reimbursement receivable from GCT			(296,441)
Prepaid expenses			330,288	389,014
Due to related party			90,896	7,297
Income taxes payable			(490,460)	485,207
Accrued legal expense			1,241,000	(3,000)
Accrued capital markets advisory expense			2,500,000
Other accounts payable and accrued expenses			197,702	(226,869)
Net cash used in operating activities			(2,677,129)	(1,516,064)
Cash flows from investing activities:
Cash withdrawn from trust account to pay taxes			2,137,351	822,658
Cash withdrawn from trust account in connection with redemptions			318,441,770
Net cash used in investing activities			320,579,121	822,658
Cash flows from financing activities:
Proceeds from issuance of promissory note to related party			35,000
Redemption of common stock			(318,441,770)
Net cash provided by financing activities			(318,406,770)
Net increase (decrease) in cash and cash equivalents			(504,778)	(693,406)
Cash and cash equivalents at beginning of year	$ 16,371	$ 521,149	521,149	1,214,555
Cash and cash equivalents cash at end of year			16,371	521,149
Non-cash financing transactions:
Increase in redemption value of shares subject to possible redemption			5,209,575	3,743,935
Non-cash contribution - non-redemption agreements			6,981,310
Partial waiver of deferred underwriter commission			6,618,747
Excise tax payable attributable to redemption of common stock			$ 3,184,272
Conversion of Class B common stock to Class A common stock			863
Extinguishment of debt			$ 3,343,000
Other supplemental cash flow information:
Federal income tax paid			$ 1,876,201	$ 510,000